Private Placement (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Over-Allotment Option [Member] | Sponsor [Member]
Private Placement (Details) [Line Items]
Aggregate purchase of warrants (in Shares) | shares	6,266,667
Private Placement Warrant [Member] | Sponsor [Member]
Private Placement (Details) [Line Items]
Gross proceeds of private placement (in Dollars) | $	$ (9,400,000)
Private Placement Warrant [Member] | Sponsor [Member]
Private Placement (Details) [Line Items]
Warrants purchase price	$ 1.5
Class A Common Stock [Member]
Private Placement (Details) [Line Items]
Warrants purchase price	$ 11.5